Fees Summary	Nov. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,720,000
Previously Paid Amount	0.00
Total Fee Amount	569.53
Total Offset Amount	0.00
Net Fee	569.53
Narrative - Max Aggregate Offering Price	$ 3,720,000
Final Prospectus	true